Financial Instruments And Risk Management (Schedule Of Company's Price Sensitivity Impact On Net Earnings) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	€ (519)	€ 617
Percentage of increase in price		10.00%
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	519	(617)
Percentage of decrease in price		10.00%
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	1,887	(549)
Percentage of increase in price		10.00%
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(1,887)	549
Percentage of decrease in price		10.00%
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	14,392	14,632
Percentage of increase in price		10.00%
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	€ (14,392)	€ (14,632)
Percentage of decrease in price		10.00%